Loss per share (Tables) - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Schedule of loss attributable to ordinary shareholders

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean Won)
Loss for the period	₩	(2,997,895)	(3,400,181)
Loss attributable to ordinary shareholders	₩	(2,997,895)	(3,400,181)

		2025	2024
		(In thousands of Korean won)
Loss for the year	₩	(6,141,476)	(8,065,334)
Loss attributable to ordinary shareholders	₩	(6,141,476)	(8,065,334)

Schedule of weighted-average number of ordinary shares

	Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
	(In number of shares)
Number of ordinary shares issued at January 1	48,982,075	48,361,075
Disposal of treasury shares	1,326	2,762
Weighted-average number of ordinary shares at June 30	48,983,401	48,363,837

	2025	2024
	(In number of shares)
Number of ordinary shares issued at January 1	48,361,075	42,716,210
Share options exercised	-	1,324,220
Bond with warrants exercised	217,441	734,268
Acquisition of treasury shares	52,055	450,821
Weighted-average number of ordinary shares at December 31	48,630,571	45,225,519

Schedule of anti-dilutive shares

		2025	2024
		(In Korean won and number of shares)
Share option
Exercise price	₩	500	500
Potential ordinary share		640,160	640,160
Bonds with Warrants
Exercise price	₩	3,000 ~ 4,000	2,500 ~ 4,000
Potential ordinary share (*)		13,480,002	11,757,336

(*)	As of December 31, 2025, the exercise period for 1,000,000 shares of the 21st series bonds with warrants had not yet commenced.

Schedule of losses per share

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In Korean Won)
Basic losses per share	₩	(61)	(70)

		2025	2024
		(In Korean won)
Basic losses per share	₩	(126)	(178)

Schedule of potential ordinary shares

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In Korean won and number of shares)
Stock option
Exercise price	₩	500	500
Potential ordinary share		640,160	640,160
Bonds with Warrants
Exercise price	₩	2,500 ~ 4,000	2,500 ~ 4,000
Potential ordinary share		13,480,002	11,903,002